Acquisition of Blue Water Bar & Grill, N.V. (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Business Combinations [Abstract]
Shares owned of Blue Water Bar & Grill, N.V. | shares	30
Par value of Blue Water Bar & Grill, N.V. | $ / shares	$ 100
Sales Value | $	$ 3,000